Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes the status of the Company's RSUs for the year ended December 31, 2024:

	RSUs
	2024		2023
(dollars in thousands, except per share amounts)	Quantity	Weighted-Average Grant Date Fair Value Per share	Quantity	Weighted-Average Grant Date Fair Value Per share
Non-vested beginning of year	18,277	$20.63	—	$—
Granted	23,151	24.68	18,277	20.63
Vested	6,092	23.81	—	—
Forfeited	—	—	—	—
Non-vested end of year	35,336	$22.84	18,277	$20.63